DERIVATIVES (Details 1) - ₪ / shares	Dec. 31, 2018	Dec. 31, 2017
Derivative Instrument [Abstract]
Discount rate for notes which were fully repaid on February 28, 2018 (yield to maturity of the notes)	0.00%	104.18%
The discount rate of the Viola Warrants and Warrants (Series 4) (risk free interest)	0.30%	0.11%
Share price (in NIS)	₪ 1.280	₪ 1.340
Standard deviation of the share price	54.59%	56.13%